Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 56,291	$ 42,465	$ 51,332
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	34,299	25,864	28,555
Interest cost	45,555	49,006	44,174
Expected return on plan assets	(65,296)	(60,244)	(58,755)
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	36,025	22,356	32,115
Net periodic benefit cost	$ 50,583	$ 36,982	$ 46,089
Weighted-average assumptions (net benefit cost)
Discount rate	3.50%	4.50%	3.75%
Expected return on plan assets	6.75%	7.00%	7.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.25%
SERP
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 389	$ 266	$ 245
Interest cost	1,604	1,760	1,658
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	1,805	1,020	1,502
Net periodic benefit cost	$ 3,798	$ 3,046	$ 3,405
Weighted-average assumptions (net benefit cost)
Discount rate	3.50%	4.50%	3.75%
Weighted-average rate of compensation increase	3.25%	3.25%	3.25%
PBOP
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,581	$ 1,276	$ 1,473
Interest cost	2,582	3,046	2,748
Expected return on plan assets	(3,408)	(3,156)	(3,718)
Amortization of prior service cost	1,155	1,271	1,335
Amortization of net actuarial loss	0	0	0
Net periodic benefit cost	$ 1,910	$ 2,437	$ 1,838
Weighted-average assumptions (net benefit cost)
Discount rate	3.50%	4.50%	3.75%
Expected return on plan assets	6.75%	7.00%	7.00%